Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable net of allowances	$ 202,220	$ 176,949	$ 13,411
Preferred stock, Par Value	$ 0.0001	$ 0.001	$ 0.001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Common stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	750,000,000	750,000,000	750,000,000
Common stock, Issued	206,082,652	184,266,934	140,018,383
Common stock, Outstanding	184,266,934	184,266,934	140,018,383
Common stock to be issued	0	6,587,897	13,425,750
Series A Preferred Stock [Member]
Preferred stock, shares issued		0	1,000,000
Preferred stock, shares outstanding		0	1,000,000
Series D Preferred Stock [Member]
Preferred stock, shares issued	1,177,023
Preferred stock, shares outstanding	1,177,023
Series B Preferred Stock [Member]
Mezzanine equity, share issued	239,510	2,395,105
Mezzanine equity, share outstanding	239,510	2,395,105
Series C Preferred Stock [Member]
Preferred stock, shares issued		2,370,370	0
Preferred stock, shares outstanding		2,370,370	0
Mezzanine equity, shares issued	6,226,379
Mezzanine equity, shares outstanding	6,226,739